ACQUISITION OF GOLAR MARIA	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
ACQUISITION OF A SUBSIDIARY
12.     ACQUISITION OF GOLAR MARIA

In February 2013, the Partnership acquired Golar's 100% interest in the company that owns and operates the Golar Maria. The purchase consideration was $215 million for the vessel less the assumed bank debt of $89.5 million and the fair value of the interest rate swap liability of $3.1 million plus other purchase price adjustments of $5.5 million. The Golar Maria was delivered to its current charterer, LNG Shipping S.p.A. ("LNG Shipping"), a subsidiary of Eni S.p.A in November 2012 under a charter expiring in December 2017. The acquisition of the Golar Maria was deemed accretive to the Partnership's distributions.

The Partnership accounted for the acquisition of the Golar Maria as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)		February 7, 2013
Purchase consideration		127,910	(1)
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Cash	7,981
Fair value of interest rate swap	(3,096)
Long term debt	(89,525)
Other assets and liabilities	(2,450)
Subtotal		(127,910)
Difference between the purchase price and fair value of net assets acquired		—

(1) The purchase consideration of $127.9 million comprises the following:

(in thousands of $)
Cash consideration paid to Golar	125,500
Adjustment for the interest rate swap liability assumed	(3,096)
Purchase price adjustments	5,506
127,910

Revenue and profit contributions

Since the acquisition date, the business has contributed revenues of $11.5 million and net income of $6.1 million to the Partnership for the period from February 7, 2013 to June 30, 2013.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2013 and 2012, giving effect to the Partnership's acquisition of the Golar Maria as if it had taken place on January 1, 2013 and 2012.

(in thousands of $, except per unit data)	Six Months Period Ended June 30, 2013	Six Months Period Ended June 30, 2012
Revenues	156,186	142,036
Net income	64,495	65,450
Earnings per unit (basic and diluted):
Common unitholders	$1.03	$1.32
Subordinated unitholders	$1.01	$0.87
General Partner	$2.64	$1.14